Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail)
¥ in Millions
		Sep. 30, 2025 JPY (¥)		Mar. 31, 2025 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale		¥ 85,724		¥ 97,694
Available-for-sale debt securities		2,703,054		2,607,637
Equity securities	[1]	689,443		626,910
Derivative assets		46,389		43,675
Other assets		1,515		2,586
Derivative Liability		36,742		35,543
Policy liabilities and Policy Account Balances		142,700		136,257
Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets		1,515		2,586
Variable annuity and variable life insurance contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances		142,700		136,257
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		409,965		406,830
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		941,119		802,545
CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		132,296		106,751
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		161,392		198,985
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		292,770		217,654
Equity securities		183,037	[2]	162,210	[3]
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	[4]	85,724		97,694
Available-for-sale debt securities		2,703,054		2,607,637
Derivative assets		46,389		43,675
Other assets		1,515		2,586
Total		3,322,143		3,190,777
Derivative Liability		36,742		35,543
Policy liabilities and Policy Account Balances		142,700		136,257
Accounts Payable		18,168		15,259
Total financial liabilities		235,259		207,554
Fair Value, Measurements, Recurring | Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	[5]	1,515		2,586
Fair Value, Measurements, Recurring | Variable annuity and variable life insurance contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	142,700		136,257
Fair Value, Measurements, Recurring | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		409,965		406,830
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	[7]	941,119		802,545
Fair Value, Measurements, Recurring | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		161,392		198,985
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	[4]	52,596		67,794
Available-for-sale debt securities		292,770		217,654
Other assets		1,515		2,586
Total		538,763		459,061
Policy liabilities and Policy Account Balances		142,700		136,257
Accounts Payable		18,168		15,259
Total financial liabilities		161,649		152,168
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale		52,596		67,794
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities				133,585
Fair Value, Measurements, Recurring | Level 3 | Appraisals/Broker quotes | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities				22,859
Fair Value, Measurements, Recurring | Level 3 | Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	[5]	1,515		2,586
Fair Value, Measurements, Recurring | Level 3 | Reinsurance recoverables | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets		¥ 1,515		¥ 2,586
Fair Value, Measurements, Recurring | Level 3 | Reinsurance recoverables | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1		1
Fair Value, Measurements, Recurring | Level 3 | Variable annuity and variable life insurance contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	¥ 142,700		¥ 136,257
Fair Value, Measurements, Recurring | Level 3 | Variable annuity and variable life insurance contracts | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances		142,700		136,257
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		10,417		10,878
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		5,996		6,319
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		4,421		4,559
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	[7]	120,268		4,252
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		116,025
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		3,933		3,950
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 310		¥ 302
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.055
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.016		0.015
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Equity Volatility | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.60
Fair Value, Measurements, Recurring | Level 3 | CMBS and RMBS in the Americas | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 7,038		¥ 7,082
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		155,047		195,442
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		41,268		34,670
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 113,779		¥ 160,772
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Probability of default | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.002		0.002
Fair Value, Measurements, Recurring | Level 3 | Investment funds | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		¥ 5,741
Fair Value, Measurements, Recurring | Level 3 | Investment funds | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		22,388
Fair Value, Measurements, Recurring | Level 3 | Investment funds | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		¥ 154,908
Fair Value, Measurements, Recurring | Level 3 | Investment funds | EV/Forward EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		7.4
Fair Value, Measurements, Recurring | Level 3 | Certain investment funds | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities				¥ 5,766
Fair Value, Measurements, Recurring | Level 3 | Contingent Consideration | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts Payable		¥ 16,679		¥ 15,259
Fair Value, Measurements, Recurring | Level 3 | Contingent Consideration | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts Payable		¥ 1,489
Fair Value, Measurements, Recurring | Level 3 | Contingent Consideration | EBTDA Volatility | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Accounts Payable		0.35
Fair Value, Measurements, Recurring | Level 3 | Contingent Consideration | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Accounts Payable		15		15
Fair Value, Measurements, Recurring | Level 3 | Options held/written and other | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		¥ 8,495		¥ 8,297
Derivative Liability		781		652
Fair Value, Measurements, Recurring | Level 3 | Options held/written and other | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		¥ 350		¥ 520
Fair Value, Measurements, Recurring | Level 3 | Minimum | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale		0.068		0.07
Fair Value, Measurements, Recurring | Level 3 | Minimum | WACC | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				0.133
Fair Value, Measurements, Recurring | Level 3 | Minimum | EV/Terminal EBITDA multiple | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				4.2
Fair Value, Measurements, Recurring | Level 3 | Minimum | EV/Last twelve months EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				4.3
Fair Value, Measurements, Recurring | Level 3 | Minimum | EV/Forward EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				4.2
Fair Value, Measurements, Recurring | Level 3 | Minimum | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				4.3
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance recoverables | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.007		0.005
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance recoverables | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance recoverables | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.015		0.015
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable annuity and variable life insurance contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.007		0.005
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable annuity and variable life insurance contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable annuity and variable life insurance contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.015		0.015
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable annuity and variable life insurance contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.042		0.058
Fair Value, Measurements, Recurring | Level 3 | Minimum | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.004		0.004
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.115
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		3.5
Fair Value, Measurements, Recurring | Level 3 | Minimum | Certain investment funds | Discount rate | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				0.115
Fair Value, Measurements, Recurring | Level 3 | Minimum | Contingent Consideration | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Accounts Payable		0.048
Fair Value, Measurements, Recurring | Level 3 | Minimum | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.12		0.12
Significant unobservable inputs, Derivative liabilities		0.12		0.12
Fair Value, Measurements, Recurring | Level 3 | Maximum | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale		0.113		0.121
Fair Value, Measurements, Recurring | Level 3 | Maximum | WACC | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				0.237
Fair Value, Measurements, Recurring | Level 3 | Maximum | EV/Terminal EBITDA multiple | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				12
Fair Value, Measurements, Recurring | Level 3 | Maximum | EV/Last twelve months EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				9.5
Fair Value, Measurements, Recurring | Level 3 | Maximum | EV/Forward EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				9
Fair Value, Measurements, Recurring | Level 3 | Maximum | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				11.9
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance recoverables | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.026		0.024
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance recoverables | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1		1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance recoverables | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.14		0.14
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable annuity and variable life insurance contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.026		0.024
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable annuity and variable life insurance contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1		1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable annuity and variable life insurance contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.30		0.30
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable annuity and variable life insurance contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1		1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.098		0.098
Fair Value, Measurements, Recurring | Level 3 | Maximum | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.512		0.512
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.12
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		9.3
Fair Value, Measurements, Recurring | Level 3 | Maximum | Certain investment funds | Discount rate | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				0.12
Fair Value, Measurements, Recurring | Level 3 | Maximum | Contingent Consideration | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Accounts Payable		0.05
Fair Value, Measurements, Recurring | Level 3 | Maximum | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.33		0.33
Significant unobservable inputs, Derivative liabilities		0.33		0.33
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale		0.088		0.094
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | WACC | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				0.168
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | EV/Terminal EBITDA multiple | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				8.8
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | EV/Last twelve months EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				7.8
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | EV/Forward EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				7.7
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				8.7
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.014		0.013
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.032		0.029
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.047		0.047
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1		1
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable annuity and variable life insurance contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.014		0.013
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable annuity and variable life insurance contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.023		0.023
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable annuity and variable life insurance contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.057		0.057
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable annuity and variable life insurance contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.657		0.671
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.078		0.08
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.055
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.016		0.015
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Corporate debt securities | Equity Volatility | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.60
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.053		0.055
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Other asset-backed securities and debt securities | Probability of default | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.002		0.002
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.117
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		8
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Forward EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		7.4
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Certain investment funds | Discount rate | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				0.117
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Contingent Consideration | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Accounts Payable		0.049
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Contingent Consideration | EBTDA Volatility | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Accounts Payable		0.35
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Contingent Consideration | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Accounts Payable		15		15
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.148		0.147
Significant unobservable inputs, Derivative liabilities		0.148		0.147

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥132,313 million and ¥141,122 million as of March 31, 2025 and September 30, 2025, respectively. The amount of investment funds and others that elected the fair value option and were included in equity securities were ¥24,960 million and ¥24,488 million as of March 31, 2025 and September 30, 2025, respectively.
[2]	The amount of ¥140,587 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥118,666 million of investment funds measured at net asset value per share is not included.
[4]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥451 million and a loss of ¥1,077 million from the change in the fair value of the loans for the six months ended September 30, 2024 and 2025, respectively. No gains or losses were recognized in earnings during the six months ended September 30, 2024 and 2025 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2025, were ¥98,135 million and ¥97,694 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥441 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2025, were ¥85,865 million and ¥85,724 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥141 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of March 31, 2025, were ¥17,098 million and ¥16,346 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥752 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of September 30, 2025, were ¥11,635 million and ¥11,192 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥443 million.
[5]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥2,586 million and ¥1,515 million as of March 31, 2025 and September 30, 2025, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six months ended September 30, 2024 and 2025, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”
[6]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥136,257 million and ¥142,700 million as of March 31, 2025 and September 30, 2025, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six months ended September 30, 2024 and 2025, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”
[7]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥415 million and ¥365 million from the change in the fair value of those investments for the six months ended September 30, 2024 and 2025, respectively. The amounts of aggregate fair value elected the fair value option were ¥10,679 million and ¥11,676 million as of March 31, 2025 and September 30, 2025, respectively.